Schedule of cash flow of discontinued operations (Details) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Sep. 30, 2025	Sep. 30, 2024
Net decrease in cash and cash equivalents		$ 605	$ (8,523)
Health Solutions [Member]
Operating activities		1,463	(2,791)	(1,724)
Investing activities		2,692	4,915	(1,113)
Financing activities		(3,550)	(10,647)	863
Net decrease in cash and cash equivalents		$ 605	$ (8,523)	$ (1,974)